Schedule of Property Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Machinery and Equipment Minimum	Dec. 31, 2013 Machinery and Equipment Maximum	Dec. 31, 2013 Land and Land Improvements	Dec. 31, 2013 Buildings Minimum	Dec. 31, 2013 Buildings Maximum
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 114.8	$ 119.3
Machinery and equipment	3,199.2	3,030.1
Buildings	801.1	764.3
Construction in progress	253.2	213.7
Property, plant and equipment	4,368.3	4,127.4
Less accumulated depreciation	(3,032.1)	(2,894.6)
Net of depreciation	$ 1,336.2	$ 1,232.8
Property, Plant and Equipment, Useful Life			3 years	8 years	15 years	20 years	40 years